Consolidated Statements of Cash Flows (USD $)	6 Months Ended		12 Months Ended		49 Months Ended	55 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2011	Jun. 30, 2012
Operating Activities
Net loss	$ (1,241,132)	$ (111,292)	$ (1,547,832)	$ (61,049)	$ (1,715,898)	$ (2,957,030)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation expense	4,680		2,852		2,852	7,532
Stock based compensation expense	499,998		599,974		599,974	1,099,972
Shares issued for exploration expenses			429,250		429,250	429,250
Gain on redemption of common stock		(5,161)	(5,161)		(5,161)	(5,161)
Changes in operating assets and liabilities:
Prepaid expenses	2,087		(2,238)	(848)	(2,238)	(151)
Interest receivable		(8,647)	(8,647)		(9,839)	(9,839)
Accounts payable and accrued liabilities	3,065	22,214	6,739	(709)	35,465	38,530
Net Cash Used In Operating Activities	(731,302)	(102,886)	(525,063)	(62,606)	(665,595)	(1,396,897)
Investing Activities
Purchase of property and equipment and mining assets	(75,000)		(74,177)		(74,177)	(149,177)
Note receivable extended to Related Party		(295,000)	(295,000)	(290,000)	(585,000)	(585,000)
Net Cash Used in Investing Activities	(75,000)	(295,000)	(369,177)	(290,000)	(659,177)	(734,177)
Financing Activities
Redemption of shares	(2)					(2)
Proceeds from advances related party				56,484	56,484	56,484
Proceeds from sale of common stock	550,000	400,000	1,100,000	300,000	1,484,025	2,034,025
Proceeds from issuance of note payable	50,000					50,000
Net Cash Provided By Financing Activities	599,998	400,000	1,100,000	356,484	1,540,509	2,140,507
Net change in Cash	(206,304)	2,114	205,760	3,878	215,737	9,433
Cash - Beginning of Period	215,737	9,977	9,977	6,099
Cash - End of Period	9,433	12,091	215,737	9,977	215,737	9,433
Supplemental Disclosures
Interest paid
Income taxes paid
Non Cash Transactions:
Redemption of common stock		600,000	600,000		600,000	600,000
Forgiveness of advances related party				17,574	17,574	17,574
Shares issued for mining assets	$ 79,300					$ 79,300